Revenues (Details) - Schedule of revenues - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of revenues [Abstract]
Revenues from subscription services	$ 120,889	$ 100,614	$ 81,505
Revenues from term-license	62,428	29,131	5,142
Total revenues from subscription	183,317	129,745	86,647
Revenues from perpetual license and other	34,169	42,136	59,175
Revenues from professional services	28,760	23,032	26,032
Revenues	$ 246,246	$ 194,913	$ 171,854